Transactions with related companies and joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions with associates companies [Line Items]
Energy income	$ 3,669	$ 3,415	$ 3,255
Royalty income	0	1,381	15,928
Supplies income	1,104	179	169
Minerals income	0	0	0
Purchase of supplies from related party	81	57	53
Sales of services	12,884	22,222	21,052
Dividends received and collected	147,286	79,140	148,411
Interest income on loans made to related party	23	94	89
Dividends paid to non-controlling shareholders	1,842	2,647	6,160
Operation and maintenance
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	0	310	262
Administrative and Management services
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	0	816	802
Services of Energy Transmission
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	0	183	153
Constructions services
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	0	0	8
Compania Minera Coimolache S.A.
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	402	802	11,320
Tinka resources Ltd
Disclosure Of Transactions with associates companies [Line Items]
Contributions granted and paid	0	1,676	0
Sociedads Minera Cerro Verde S.A.A.
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	146,884	78,338	137,091
Transportadora Callao SA
Disclosure Of Transactions with associates companies [Line Items]
Interest income on loans made to related party	23	94	89
Newmont Peru Limited
Disclosure Of Transactions with associates companies [Line Items]
Dividends paid to non-controlling shareholders	$ 0	$ 2,647	$ 6,160